Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

8.Stock-Based Compensation

A summary of stock option activity under our 2011 Equity Incentive Plan (“2011 Plan”) for the three months ended March 31, 2022 is presented below (in thousands, except per share and contractual life data).

		Weighted	Weighted
		Average	Average
		Exercise	Remaining
	Number of	Price	Contractual
	Shares	Per Share	Life (in Years)
Options outstanding as of December 31, 2021	182	$15.68	6.59
Granted	—	$—
Exercised	—	$—
Forfeited or expired	(2)	$40.00
Options outstanding as of March 31, 2022	180	$15.47	6.40
Options exercisable as of March 31, 2022	151	$17.76	6.11

The estimated aggregate intrinsic value of stock options exercisable as of March 31, 2022 was $5,000. As of March 31, 2022, there was $0.1 million of total unrecognized compensation cost related to outstanding stock options that will be recognized over a weighted average period of 0.86 years.

We adopted an employee stock purchase plan in June 2015 for all eligible employees. At March 31, 2022 the available number of shares that may be issued under the plan is 77,031.

Stock-based compensation expense recognized for stock-based awards in the condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021 was as follows (in thousands):

	Three Months Ended
	March 31,
	2022	2021
Research and development	5	5
Clinical and regulatory	3	9
General and administrative	5	5
Total	$13	$19

9. Stock-Based Compensation

Stock Options

Under the 2003 Plan, as restated in June 2011, we were authorized to issue options covering up to 437,500 shares of common stock. Effective June 1, 2011, we adopted the 2011 Equity Incentive Plan (the “2011 Plan”). The maximum number of shares with respect to which options could be granted under the 2011 Plan was 937,500 shares, which is offset and reduced by options previously granted under the 2003 Plan. The option price is determined by the Board of Directors but cannot be less than the fair value of the shares at the grant date. Generally, the options vest ratably over either four or five years and expire ten years from the grant date. Both plans provide for accelerated vesting if there is a change of control, as defined in the plans.

The 2011 Plan was further amended in 2015, 2016, 2017 and 2018 bringing the number of shares issuable under the Plan to 1,500,000.

No option were granted under the 2011 Plan in 2021 and the plan expired at May 31, 2021.

We recognized stock-based compensation cost of $0.1 million and $0.4 million during 2021 and 2020, respectively. The calculated value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

2020
Risk-free interest rate	0.31% – 1.50%
Expected dividend yield	0%
Expected volatility	78.0% to 96.0%
Expected term	6.02 years
Weighted-average grant date calculated fair value	$3.72

A summary of stock option activity for the years ended December 31, 2021 and 2020 is presented below (in thousands, except per share and contractual life data):

			Weighted
		Weighted	Average
	Number	Average	Remaining
	of	Exercise	Contractual
	Shares	Price	Life (in Years)
Options outstanding at December 31, 2019	984	$21.75
Granted	228	5.49
Exercised	—	—
Forfeited or expired	(1,016)	19.34
Options outstanding at December 31, 2020	196	15.48
Granted	—	—
Exercised	—	—
Forfeited or expired	(14)	12.95
Options outstanding, vested and expected to vest at December 31, 2021	182	$15.68	6.59
Options exercisable at December 31, 2021	148	$18.38	6.25

The exercise prices of common stock options outstanding and exercisable are as follows at December 31, 2021 (in thousands):

	Options	Options
	Outstanding	Exercisable
Exercise Price	(Shares)	(Shares)
$0.90 to 0.91	22	8
$5.67 to 6.64	85	64
$13.84 to 16.40	52	52
$32.80 to 40.00	10	10
$72.08 to 104.72	13	14
	182	148

Stock options exercisable at December 31, 2021 had minimal intrinsic value. As of December 31, 2021, there was $0.1 million of total unrecognized compensation cost related to the outstanding stock options that will be recognized over a weighted average period of 2.03 years.

Employee Stock Purchase Plan

We adopted an employee stock purchase plan in June 2015 for all eligible employees. Under the plan, shares of our common stock may be purchased at six-month intervals at 85% of the lower of the closing price of the common stock (i) on the first trading day of the offering period or (ii) on the last trading day of the purchase period. An employee may purchase in any one calendar year shares of common stock having an aggregate fair market value of up to $25,000 determined as of the first trading day of the offering period. Additionally, a participating employee may not purchase more than 12,500 shares of common stock in any one offering period. At December 31, 2020, 241,719 shares were issued under the stock purchase plan. Although we originally registered shares for sale to employees under our 2015 Employee Stock Purchase Plan, as amended, we discovered that we had inadvertently exceeded the number of shares registered. We offered to rescind the sale of up to 45,468 shares of our common stock to persons who purchased those shares under the ESPP and to reimburse any losses upon the sale of up to an additional 2,470 shares of our common stock from persons who purchased shares from our ESPP but have resold such shares, in each case, because these shares may not have been exempt from registration under the Securities Act of 1933. It may also be possible that by not disclosing that the shares were unregistered, we may face contingent liability for noncompliance with applicable federal and state securities laws. The rescission of these share purchases resulted in the repurchase and cancelation of 39,467 shares of our common stock. The total cost for the repurchase of these shares and the reimbursement of any losses from the sale of such shares totaled approximately $270,000. The ESPP plan was suspended in 2020 and no shares were issued in 2021.

We may continue to have potential liability even after this rescission offer is made due to our issuances of securities in possible violation of the federal and state securities laws. The Securities Act does not expressly provide that a rescission offer will terminate a purchaser’s right to rescind a sale of stock that was not registered or exempt from the registration requirements of the Securities Act. Should any offerees reject the rescission offer, we may continue to be potentially liable under the Securities Act for the purchase price or for certain losses if the shares have been sold.

Restricted Stock Units

The following table presented below summarizes Restricted Stock Unit (RSU) activity for the year ended December 31, 2020 (in thousands, except per share data):

		Weighted
		Average
		Grant Date
	Number	Fair Value
	of Awards	Per Share
Outstanding as of December 31, 2019	61	$5.92
Awarded	—
Vested	(15)	5.92
Forfeited/canceled	(46)	5.92
Outstanding as of December 31, 2020	—

There was no activity in the year ended December 31, 2021. As of December 31, 2021, there was no unrecognized compensation cost related to RSUs as they have all been canceled.

The total stock-based compensation recognized for stock-based awards granted in the consolidated statements of operations for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	2021	2020

Research and development	$22	$127
Clinical and regulatory	35	51
Selling and marketing	—	41
General and administrative	18	202
Total	$75	$421